UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the semi-annual distribution period from
May 1, 2024 to February 28, 2025

Commission File Number	Registrant; State of Incorporation; Address; and Telephone Number	IRS Employer Identification No.
333-276553-01	DUKE ENERGY PROGRESS SC STORM FUNDING LLC	99-0724467
(Delaware)
411 Fayetteville Street, Raleigh, North Carolina 27601
800-488-3853

1-3382	DUKE ENERGY PROGRESS, LLC	56-0165465
(Depositor and Sponsor)
(North Carolina)
411 Fayetteville Street, Raleigh, North Carolina 27601
800-488-3853
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Series A 2044 Senior Secured Storm Recovery Bonds	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.
The record date for distributions described in Exhibit 99.1 is March 1, 2025.
Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated April 16, 2024, of Duke Energy Progress SC Storm Funding LLC (Issuing Entity) relating to the Series A Senior Secured Bonds (Bonds) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933 on April 18, 2024.
As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the March 1, 2025, distribution date.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 1A. Asset-Level Information.
•Item 1B. Asset Representations Reviewer and Investor Communication.
PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
None.
Item 3. Sale of Securities and Use of Proceeds.
None.
The following Items have been omitted pursuant to General Instruction C of Form 10-D:
•Item 4. Defaults Upon Senior Securities.
•Item 5. Submission of Matters to a Vote of Security Holders.
•Item 6. Significant Obligors of Pool Assets.
•Item 7. Change in Sponsor Interest in the Securities.
•Item 8. Significant Enhancement Provider Information.
Item 9. Other Information.
None.

Item 10. Exhibits
Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

Exhibit No.	Description
3.1	Certificate of Formation of Duke Energy Progress SC Storm Funding LLC (filed with the Registration Statement on Form SF-1 of Duke Energy Progress, LLC (File No. 333-276553-01) on January 17, 2023)
3.2	Amended and Restated Limited Liability Company Agreement of Duke Energy Progress SC Storm Funding LLC dated and effective as of April 16, 2024 (Form 8-K filed April 18, 2024)
4.1
Indenture, dated as of April 25, 2024, by and between Duke Energy Progress SC Storm Funding LLC and U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee and Securities Intermediary (Form 8-K filed April 25, 2024)

10.1	Storm Recovery Property Servicing Agreement, dated as of April 25, 2024, by and between Duke Energy Progress SC Storm Funding LLC and Duke Energy Progress, LLC (Form 8-K filed April 25, 2024)
10.2	Storm Recovery Property Purchase and Sale Agreement, dated as of April 25, 2024, by and between Duke Energy Progress SC Storm Funding LLC and Duke Energy Progress, LLC (Form 8-K filed April 25, 2024)
10.3	Administration Agreement, dated as of April 25, 2024, by and between Duke Energy Progress SC Storm Funding LLC and Duke Energy Progress, LLC (Form 8-K filed April 25, 2024)
*99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated February 24, 2025

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	March 7, 2025	DUKE ENERGY PROGRESS SC STORM FUNDING LLC
(Issuing Entity)

By: Duke Energy Progress, LLC, as Servicer

	By:	/s/ Cynthia S. Lee
Cynthia S. Lee
Senior Vice President, Chief Accounting Officer and Controller